Net (Loss) Income Per Share	6 Months Ended
Jun. 30, 2023
Net (Loss) Income Per Share [Abstract]
Net (loss) income per share
Note 8.	Net (loss) income per share

The following table sets forth the computation of basic losses per share:

	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Numerator:
Net (loss) income	$(72,953)	$88,635
Basic net (loss) income attributable to Ordinary shareholders	(70,181)	85,130
Basic net (loss) income attributable to Restricted sponsor shares	(2,772)	3,505

Denominator:
Weighted average number of Ordinary Shares used in computing basic (loss) earning per share	187,239,136	181,217,005
Basic net (loss) earning per share of Ordinary shareholders	$(0.37)	$0.47
Weighted average number of Ordinary Shares used in computing diluted net (loss) earning per share	187,239,136	194,355,966
Diluted (loss) net earning per share of Ordinary shareholders	$(0.37)	$0.44

The number of Ordinary Shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 12,581,030 for six months ended June 30, 2023.